Intangible assets - Indefinite Lived Intangible Assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of intangible assets with indefinite useful life [line items]
Value-in-use calculation on detailed financial budgets extrapolated period	10 years	10 years
Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 9,832	£ 10,308
Value-in-use calculation on detailed financial budgets extrapolated period	5 years
Camel Snus | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 459	£ 1,099
Volume 5 Year CAGR	(10.10%)	(5.40%)
Pre-tax discount rates	8.60%	7.80%
Grizzly | Brand names
Disclosure of intangible assets with indefinite useful life [line items]
Carrying amount	£ 9,373	£ 9,209
Volume 5 Year CAGR	7.60%	(3.90%)
Pre-tax discount rates	7.60%	7.80%